Schedule of redeemable preferred shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance	¥ 112,004	¥ 83,611
Issuance of redeemable preferred shares		24,500
Collection of subscription receivables of redeemable preferred shares		2,000
Deemed dividend/(Transfer of value) in connection with preferred shares modification		568
Accretion of subsidiary’s redeemable preferred shares to redemption value	2,906	1,325
Waive of redemption features	(114,910)
Balance		112,004
Qianjin Network Information Technology Co. Ltd. [Member]
Balance	73,535	72,390
Issuance of redeemable preferred shares
Collection of subscription receivables of redeemable preferred shares
Deemed dividend/(Transfer of value) in connection with preferred shares modification		1,001
Accretion of subsidiary’s redeemable preferred shares to redemption value	493	144
Waive of redemption features	(74,028)
Balance		73,535
Tianyun Rongchuang and Haichuanghui [Member]
Balance	13,969	11,221
Issuance of redeemable preferred shares
Collection of subscription receivables of redeemable preferred shares		2,000
Deemed dividend/(Transfer of value) in connection with preferred shares modification		(433)
Accretion of subsidiary’s redeemable preferred shares to redemption value	802	1,181
Waive of redemption features	(14,771)
Balance		13,969
Jiaxing Anding Equity Investment Partnership [Member]
Balance	24,500
Issuance of redeemable preferred shares		24,500
Collection of subscription receivables of redeemable preferred shares
Deemed dividend/(Transfer of value) in connection with preferred shares modification
Accretion of subsidiary’s redeemable preferred shares to redemption value	1,611
Waive of redemption features	(26,111)
Balance		¥ 24,500